Stock-Based Compensation and Benefit Plans - Summary of Stock Based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 167,000	$ 148,000	$ 475,000	$ 302,000	$ 443,558	$ 316,176
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	14,000	17,000	87,000	33,000	55,774	21,753
Sales And Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	47,000	27,000	130,000	58,000	91,009	51,803
Research And Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	12,000	24,000	86,000	63,000	104,851	41,365
General And Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 94,000	$ 80,000	$ 172,000	$ 148,000	$ 191,924	$ 201,255